Concentrations of Risk (Details) - Schedule of related net loans receivables balance percentage of total combined loans receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer C [Member]
Concentrations of Risk (Details) - Schedule of related net loans receivables balance percentage of total combined loans receivables [Line Items]
Percentage of total combined loans receivables			59.00%
Customer D [Member]
Concentrations of Risk (Details) - Schedule of related net loans receivables balance percentage of total combined loans receivables [Line Items]
Percentage of total combined loans receivables	37.40%	37.40%	15.30%
Customer E [Member]
Concentrations of Risk (Details) - Schedule of related net loans receivables balance percentage of total combined loans receivables [Line Items]
Percentage of total combined loans receivables	31.60%	31.60%	13.00%
Customer F [Member]
Concentrations of Risk (Details) - Schedule of related net loans receivables balance percentage of total combined loans receivables [Line Items]
Percentage of total combined loans receivables	31.00%	31.00%	12.60%